Shareholder Fees - VIPRealEstatePortfolio-InvestorPRO	Apr. 29, 2023 USD ($)
VIPRealEstatePortfolio-InvestorPRO | VIP Real Estate Portfolio
Shareholder Fees:
(fees paid directly from your investment)